Current Taxes and Deferred Taxes - Schedule of Deferred Taxes (Detail) - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Deferred tax assets	$ 312,556	$ 208,657
Deferred tax liabilities	(237)	(263)
Net by geographic area	312,319	208,394
Chile [member]
Disclosure of geographical areas [line items]
Deferred tax assets	250,260	182,657
Net by geographic area	250,260	182,657
United States [member]
Disclosure of geographical areas [line items]
Deferred tax assets	14,408	18,527
Net by geographic area	14,408	18,527
Colombia [member]
Disclosure of geographical areas [line items]
Deferred tax assets	47,888	7,473
Deferred tax liabilities	(237)	(263)
Net by geographic area	$ 47,651	$ 7,210